Summary of Significant Accounting Policies - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Financial Guarantee | Variable Interest Entity
Summary of Significant Accounting Policies
Guarantor obligations, maximum exposure	$ 17,763	$ 87,436
Prepaid expenses and other current assets
Summary of Significant Accounting Policies
Allowance for credit losses	$ 18,424	$ 6,881